Costs and expenses by nature: Additional information (Details) $ in Thousands, $ in Thousands			12 Months Ended
	May 12, 2020 USD ($)	May 12, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of geographical areas [line items]
Right of use of assets under concession				$ 535,379	$ 986,850	$ 898,253
Short term benefits				1,039,883	1,199,217	1,118,926
Maintenance and preservation				447,884	699,557	673,603
Mexico
Disclosure of geographical areas [line items]
Right of use of assets under concession				254,337	484,402	458,290
Colombia (Airplan)
Disclosure of geographical areas [line items]
Right of use of assets under concession				$ 149,602	361,029	$ 312,244
Percentage of revenue			19.00%	19.00%		19.00%
Puerto Rico (Aerostar)
Disclosure of geographical areas [line items]
Right of use of assets under concession				$ 131,440	$ 141,419	$ 127,719
Percentage of revenue						5.00%
Amount of grant offer	$ 33,417	$ 717,590	$ 33,417	717,590
Amount of subsidy received for reimbursements of invoices	$ 17,125	$ 367,752	$ 17,125	$ 367,752
Number of years fund usage	4 years	4 years
Pertinent expense, net		$ 339,681
Short term benefits		165,894
Amortization of insurance and bonding		142,274
Amortization of others		23,650
Maintenance and preservation		$ 7,863